Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Detailed Information about Borrowings

	2020	2019
Non-current
Senior Notes	497,009	496,564
Bank borrowings	316,455	283,638
	813,464	780,202
Current
Senior Notes	8,250	8,250
Bank overdrafts	50,447	27
Bank borrowings	98,929	179,801
	157,626	188,078
Total borrowings	971,090	968,280
The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2020	2019
Fixed rate:
Less than 1 year	116,113	120,154
Between 1 and 2 years	52,175	46,247
Between 2 and 3 years	39,844	55,453
Between 3 and 4 years	12,500	40,725
Between 4 and 5 years	—	10,331
More than 5 years	497,009	595,550
	717,641	868,460
Variable rate:
Less than 1 year	41,513	67,924
Between 1 and 2 years	32,870	20,007
Between 2 and 3 years	6,035	7,197
Between 3 and 4 years	5,154	4,692
Between 4 and 5 years	28,334	—
More than 5 years	139,543	—
	253,449	99,820
	971,090	968,280
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2020			2019
		(In millions)		Millions of Reais		Millions of equivalent Dollars	Millions of equivalent Dollars
Banco Do Brasil (1)	October 2012	R$	130.0	R$	36.8	7.08	13.4	November 2022	2.94% minus 15% of performance bonus
Itau BBA FINAME Loan (2)	December 2012	R$	45.9	R$	7.3	1.40	1.6	December 2022	2.50%
Banco do Brasil / Itaú BBA Finem Loan (3)	September 2013	R$	273.0	R$	49.4	9.51	16.5	January 2023	6.83%
BNDES Finem Loan (4)	November 2013	R$	215.0	R$	55.4	10.66	20.8	January 2023	3.75%
ING Bank N.V. (5)	October 2018	US$	75.0		—	75.00	75.0	October 2023	6.33%
Certificados Recebíveis do Agronegócio (CRA)	December 2019	R$	405.0	R$	405.0	77.92	99.2	November 2027	3.80% + IPCA
Banco do Brasil NCE Loan	March 2020	R$	150.0	R$	75.0	14.43	—	March 2021	4.14%
Debênture Loan (6)	December 2020	R$	403.2	R$	403.2	77.59	—	December 2026	4.24% + IPCA

(1)Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; and (ii) liens over the Ivinhema mill and equipment.
(2)Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; and (ii) liens over the Ivinhema mill and equipment.
(3)Collateralized by (i) a first degree mortgage of the Carmen (Santa Agua) farm; (ii) liens over the Ivinhema mill and equipment; and (iv) long term power purchase agreements (PPA).
(4)Collateralized by (i) liens over the Ivinhema mill and equipment; and (ii) power sales contracts.
(5)Collateralized by sales contracts.
(6)Collateralized by fiduciary assignment of energy contracts.
The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2020	2019
		(In millions)	(In millions)	(In millions)
IFC Tranche A (1)	2016	US$25.0	—	18.18	September, 2023	4% plus LIBOR
IFC Tranhce B (1)	2016	US$25.0	—	14.29	September, 2021	4% plus LIBOR
Rabobank (2)	2018	US$50.0	50.00	50.00	June, 2024	6.17%
IFC Tranche A (3)	2020	US$12.6	12.60	—	June, 2028	4% plus LIBOR
IFC Tranche B (3)	2020	US$9.4	9.41	—	June, 2028	4% plus LIBOR

(1) Collateralized by a US$ 113 million mortgage over Carmen farm, which is property of Adeco Agropecuaria S.A.
(2) Collateralized by the pledged of the shares of Dinaluca S.A., Compañía Agroforestal S.M.S.A. and Girasoles del Plata S.A.
(3) Collateralized by a US$ 241.8 million mortgage over Carmen, Abolengo, San Carlos, Las Horquertas, and La Rosa farm, which is property of Adeco Agropecuaria S.A. A US$ 35.7 million mortgage over El Meridiano farm, which is property of Pilaga S.A. And a US$ 44.3 million mortgage over Santa Lucia farm, which is property of Bañados del Salado S.A.
Evolution of the Group's borrowings as December 31, 2020 and 2019 is as follow:

	2020	2019
Amount at the beginning of the year	968,280	862,116
Proceeds from long term borrowings	116,015	108,271
Payments of long term borrowings	(34,750)	(101,826)
Proceeds from short term borrowings	207,217	193,977
Payments of short term borrowings	(233,540)	(131,521)
Payments of interest (1)	(57,914)	(51,529)
Accrued interest	52,800	53,277
Acquisition of subsidiaries	—	12,823
Exchange differences, inflation and translation, net	(55,612)	7,284
Others	8,594	15,408
Amount at the end of the year	971,090	968,280
(1) Excludes payment of interest related to trade and other payables.